Note 16 - Financial Instruments With Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Financial Instrument Commitments [Table Text Block]
	2018	2017
Commitments to originate loans	$17,593	$15,921
Unfunded commitments under lines of credit	14,569	19,162
Standby letters of credit	83	183

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year	Rental Amount
2019	$102
2020	100
2021	101
2022	53
2023	38
Thereafter	138
Total	$532